Income Taxes (Tables)	6 Months Ended
Sep. 30, 2017
Income Taxes [Abstract]
Summary of reconciles the statutory rates to the Company's effective tax rate
	For the Six-Month periods ended September 30,
	2017	2016
Statutory rates in the Cayman Islands	0.0%	0.0%
Income tax rate in the PRC	25.0	25.0
Foreign earned income not subject to taxes in the Cayman Island	-0.0	-0.0
Additional accruals in the PRC	11.9	9.7
Effect of valuation allowance	0.0	8.2
Effective income tax rate	36.9%	34.7%

Schedule of income tax expenses benefits
	For the Six-Month Periods ended September 30,
Description	2017	2016
Income (loss) before taxes
Cayman	$(199,702)	(88,558)
BVI	—	(45,652)
Hong Kong	(44,328)	(4,925)
PRC	846,938	735,927
Total income (loss) before taxes	$620,908	$596,792
Provision for taxes (benefits):
Current
Cayman Islands	—	—
BVI	—	—
Hong Kong	—	—
PRC	229,057	207,196
Total Provision for taxes (benefits)	229,057	207,196
Deferred tax asset:
Cayman Islands	—	—
BVI	—	—
Hong Kong	—	—
PRC	174,793	174,593
Valuation allowance	(174,593)	(174,593)
Currency Effect	—	—
Deferred tax asset, net	—	—
Total provision for taxes	229,057	207,196
Effective tax rate	36.9%	34.7%